Key management compensation and related party transactions (Narrative) (Details)	12 Months Ended
	Oct. 31, 2021 CAD ($) share	Oct. 31, 2021 USD ($) share $ / shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Stock options granted | share	9,500,000	9,500,000
Accounts payable and accrued liabilities					$ 384,057		$ 767,949
Reversed certain amounts due to the payables		$ 422,982	$ 0	$ 0
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted	5,000,000	5,000,000
Exercise price, stock options granted | $ / shares		$ 0.05
Chief Executive Officer [Member] | Short-term loan [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties								$ 10,000	$ 7,582	$ 15,000	$ 11,450
Loss on conversion in private placement	$ 14,000	$ 10,600
Chief Executive Officer [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 9,483				$ 7,657	$ 10,001	$ 7,509					$ 150,000	$ 114,086